16. INCOME TAXES: Schedule of Effective Income Tax Rate Reconciliation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Details
Loss and comprehensive loss for the year	$ (9,959,278)	$ (12,682,632)
Income tax recovery at statutory rates	(2,689,000)	(3,424,000)
Non-deductible expenditures and non-taxable revenues	221,000	(181,000)
Impact of flow through shares	0	1,195,000
Share issuance costs	(703,000)	(37,000)
Adjustment to prior years provision versus statutory tax returns	19,000	0
Change in unrecognized deferred tax assets	3,152,000	2,447,000
Income tax expense	$ 0	$ 0